Basis of Preparation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Basis of Preparation and Significant Accounting Policies
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES:
Statement of compliance:
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
The consolidated financial statements were authorized for issuance by our Board of Directors on March 7, 2019.
Functional and presentation currency:
The consolidated financial statements are presented in U.S. dollars, which is also our functional currency. Unless otherwise noted, all financial information is presented in millions of U.S. dollars (except percentages and per share amounts).
Use of estimates and judgments:
The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, revenue and expenses, and the related disclosures of contingent assets and liabilities. We base our judgments, estimates and assumptions on current facts, historical experience and various other factors that we believe are reasonable under the circumstances. The economic environment could also impact certain estimates necessary to prepare our consolidated financial statements, including estimates related to the recoverable amounts used in our impairment testing of our non-financial assets, and the discount rates applied to our net pension and non-pension post-employment benefit assets or liabilities. Our assessment of these factors forms the basis for our judgments on the carrying values of our assets and liabilities, and the accrual of our costs and expenses. Actual results could differ materially from our estimates and assumptions. We review our estimates and underlying assumptions on an ongoing basis and make revisions as determined necessary by management. Revisions are recognized in the period in which the estimates are revised and may impact future periods as well.
Key sources of estimation uncertainty and judgment: We have applied significant estimates, judgment and assumptions in the following areas which we believe could have a significant impact on our reported results and financial position: our determination of the timing of revenue recognition, measures of work in progress, and estimates and timing of expected returns, revenues and related costs; valuations of inventory, assets held for sale and income taxes; the amount of our restructuring charges or recoveries; the measurement of the recoverable amounts of our cash generating units (or CGUs, which are the smallest identifiable group of assets that cannot be tested individually and generate cash inflows that are largely independent of those of other assets or groups of assets), which includes estimating future growth, profitability, discount and terminal growth rates, and the fair value of our real property; our valuations of financial assets and liabilities, pension and non-pension post-employment benefit costs, employee stock-based compensation expense, provisions and contingencies; and the allocation of the purchase price and other valuations related to our business acquisitions.
We have also applied significant judgment in the following areas: the determination of our CGUs (which can be comprised of a single site, a group of sites, or a line of business) and whether events or changes in circumstances during the relevant period are indicators that a review for impairment should be conducted, the timing of the recognition of charges or recoveries associated with our restructuring actions, and the decisions and timing of our pension annuity purchases.
    We describe our use of judgment and estimation uncertainties in greater detail in the accounting policies described under “Significant Accounting Policies” below.
Recently adopted accounting standards:
IFRS 9, Financial Instruments:
Effective January 1, 2018, we adopted IFRS 9, Financial Instruments. This standard introduced a new model for the classification and measurement of financial assets, a single expected credit loss (ECL) model for the measurement of the impairment of financial assets, and a new model for hedge accounting that is aligned with a company’s risk management activities. In connection with the adoption of this standard, we also complied with the transitional rules of IAS 1, Presentation of Financial Statements and IFRS 7, Financial Instruments Disclosures. In accordance with the transitional provisions of the rule, we have applied the changes of IFRS 9 retrospectively, with the exception of the hedge accounting policies, which we have applied prospectively as required. The adoption of this standard did not result in any adjustments to our consolidated financial statements. See notes 2(q) and (r) for further detail.
Under IFRS 9, financial assets are classified as: measured at amortized cost, fair value through other comprehensive income (FVOCI), or fair value through profit or loss (FVTPL). This classification is generally based on the business model in which the financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminated the held-to-maturity, loans and receivables, and available-for-sale categories previously allowed under IAS 39. Trade and non-customer receivables, that were previously classified as loans and receivables under IAS 39, are measured at amortized cost under IFRS 9. Although the classification of such assets changed, measurement of these assets continues to be at amortized cost, and no changes to their carrying amounts were required upon adopting IFRS 9. For financial liabilities, IFRS 9 largely retains the existing IAS 39 classifications, with the exception of those designated at FVTPL. We do not currently hold any financial liabilities designated as FVTPL, or any financial assets or liabilities designated as FVOCI.
IFRS 15, Revenue from Contracts with Customers:
Effective January 1, 2018, we adopted IFRS 15, Revenue from Contracts with Customers. This standard provides a comprehensive five-step revenue recognition model for all contracts with customers, and prescribes when and how much revenue should be recognized. This standard replaced IAS 18, Revenues, IAS 11, Construction Contracts, and related interpretations. In accordance with the transitional provisions of the rule, we elected to apply IFRS 15 using the retrospective method, and have restated the comparative reporting periods presented herein, and recognized the transitional adjustments through equity at the start of the first comparative reporting period presented herein. The new standard changed the timing of our revenue recognition for a significant portion of our business, resulting in the recognition of revenue for certain customer contracts earlier than under the previous recognition rules (which was generally upon delivery). The new standard had a material impact on our consolidated financial statements, primarily in relation to inventory and accounts receivable balances. See note 2(y) for the transitional impacts of adopting IFRS 15.
SIGNIFICANT ACCOUNTING POLICIES:
The accounting policies below are in compliance with IFRS and have been applied consistently to all periods presented in these consolidated financial statements.
(a)     Basis of measurement:
These consolidated financial statements have been prepared primarily on the historical cost basis. Other measurement bases, where used, are described in the applicable notes.

(b)	Basis of consolidation:
These consolidated financial statements include our direct and indirect subsidiaries, all of which are wholly-owned. Any subsidiaries that are formed or acquired during the year are consolidated from their respective dates of formation or acquisition. Inter-company transactions and balances are eliminated on consolidation.

(c)	Business combinations:
We use the acquisition method to account for any business combinations. All identifiable assets and liabilities are recorded at fair value as of the acquisition date. Any goodwill that arises from business combinations is tested annually for impairment (see note 2(l)). Potential obligations for contingent consideration and other contingencies are also recorded at fair value as of the acquisition date. We record subsequent changes in the fair value of such potential obligations from the date of acquisition to the settlement date in our consolidated statement of operations. We expense integration costs (for the establishment of business processes, infrastructure and information systems for acquired operations) and acquisition-related consulting and transaction costs as incurred in our consolidated statement of operations.
We use judgment to determine the estimates used to value identifiable net assets and the fair value of contingent consideration, if applicable, at the acquisition date. We may engage third parties to assist in determining the fair value of inventory, property, plant and equipment and intangible assets. We use estimates to determine cash flow projections, including the period of expected future benefit, and future growth and discount rates, among other factors.

(d)	Foreign currency translation:
The majority of our subsidiaries have a U.S. dollar functional currency, which represents the currency of the primary economic environment in which they operate. For these subsidiaries, we translate monetary assets and liabilities denominated in foreign currencies into U.S. dollars at the period-end exchange rates. We translate non-monetary assets and liabilities denominated in foreign currencies into U.S. dollars at historic rates, and we translate revenue and expenses into U.S. dollars at the average exchange rates prevailing during the month of the transaction. Exchange gains and losses also arise on the settlement of foreign-currency denominated transactions. We recognize foreign currency differences arising on translation in our consolidated statement of operations.
For our subsidiaries with a non-U.S. dollar functional currency, we translate assets and liabilities into U.S. dollars using the period-end exchange rates, and we translate revenue and expenses into U.S. dollars at the average exchange rates prevailing during the month of the transaction. We defer gains and losses arising from the translation of these operations in the foreign currency translation account included in accumulated other comprehensive income (OCI).

(e)	Cash and cash equivalents:
Cash and cash equivalents include cash on account and short-term investments with original maturities of three months or less. These instruments are subject to an insignificant risk of change in fair value over their terms and, as a result, we carry cash and cash equivalents at cost.

(f)	Accounts receivable:
We initially value our accounts receivable at fair value. We record an allowance for doubtful accounts against accounts receivable that management believes are impaired. We record specific allowances against customer receivables based on a forward-looking ECL model. Our allowance is based on historical experience, and includes consideration of the aging of the balances, the customer's creditworthiness, current economic conditions, expectation of bankruptcies, and political and economic volatility in the markets/location of our customers, among other factors. A default of accounts receivable occurs when customers are unable to pay for the goods or services provided in accordance with the contract terms and conditions. An accounts receivable balance is written off or written down to its net realizable value as soon as it is known to be in full or partial default. We will adjust previous write-downs to reflect changes in estimates or actual experience.

(g)	Inventories:
We procure inventory and manufacture based on specific customer orders and forecasts and value our inventory on a first-in, first-out basis at the lower of cost and net realizable value. The cost of our finished goods and work in progress includes direct materials, labor and overhead. We may require valuation adjustments if actual market conditions or demand for our customers' products or services are less favorable than originally projected. The determination of net realizable value involves significant management judgment. We consider factors such as shrinkage, the aging of and future demand for the inventory, and contractual arrangements with customers. We attempt to utilize excess inventory in other products we manufacture or return inventory to the relevant suppliers or customers. We use future sales volume forecasts to estimate excess inventory on-hand. A change to these assumptions may impact our inventory valuation and our gross margins. Should circumstances change, we may adjust our previous write-downs in our consolidated statement of operations in the period a change in estimate occurs.

(h)	Assets classified as held for sale:
We classify assets as held for sale if the carrying amount will be recovered principally through a sale transaction rather than through continued use. Management must be committed to the sale transaction and the asset must be immediately available for sale in its present condition to qualify as an asset held for sale. Assets classified as held for sale are measured at the lower of their carrying amount and fair value less costs of disposal, and are no longer depreciated. The determination of fair value less costs of disposal involves judgment by management of the probability and timing of disposition and the expected amount of recoveries and costs. We may engage third parties to assist in the determination of the estimated fair value less costs of disposal for assets classified as held for sale. At the end of each reporting period, we evaluate the appropriateness of our estimates and assumptions. We may require adjustments to reflect actual experience or changes in estimates.

(i)	Property, plant and equipment:
We carry property, plant and equipment at cost less accumulated depreciation and accumulated impairment losses. Cost consists of expenditures directly attributable to the acquisition of the asset, including interest on qualified long-term assets. We capitalize the cost of an asset when the economic benefits associated with that asset are probable and when the cost can be measured reliably. We capitalize the costs of major renovations and we write-off the carrying amount of replaced assets. We expense all other maintenance and repair costs in our consolidated statement of operations as incurred. We do not depreciate land. We recognize depreciation expense on a straight-line basis over the estimated useful life of the asset as follows:

Buildings	Up to 40 years
Building/leasehold improvements	Up to 40 years or term of lease
Machinery and equipment	3 to 15 years

We estimate the useful life of property, plant and equipment based on the nature of the asset, historical experience, expected changes in technology, and the expected duration of related customer programs. When major components of an asset have a significantly different useful life than their primary asset, the components are accounted for and depreciated separately. We review our estimates of residual values, useful lives and the methods of depreciation annually at year end and, if required, adjust for these prospectively. We determine gains and losses on the disposal or retirement of property, plant and equipment by comparing the proceeds from disposal with the carrying amount of the asset and we recognize these gains and losses in our consolidated statement of operations in the period of disposal.

(j)	Leases:
We are the lessee of property, plant and equipment, primarily buildings and machinery. We classify leases as operating leases where the risks and rewards of ownership are retained by the lessor. We generally treat payments made under operating leases as rentals and recognize them as expenses on a straight-line basis over the term of the lease in our consolidated statement of operations. For operating leases, we do not record the leased asset or associated obligation on our consolidated balance sheet. We classify leases as finance leases if the risks and rewards of ownership have substantially transferred to us. We capitalize finance leases at the commencement of the lease at the lower of the fair value of the leased asset and the present value of the minimum lease payments (included in property, plant and equipment on our consolidated balance sheet), and we depreciate finance leases over a period based on the useful life of the asset. We include the corresponding liabilities, net of finance costs, on our consolidated balance sheet (see note 12). We allocate each finance lease payment between the liability and finance costs.
See note 2(x), “Recently issued accounting pronouncements” for a description of a new IFRS standard on leases that we adopted as of January 1, 2019.

(k)	Goodwill and intangible assets:
Goodwill:
We initially record goodwill related to acquisitions on our consolidated balance sheet in the amount of the excess of the fair value of the aggregate consideration paid (including the estimated fair value of any contingent consideration) over the fair value of the identifiable net assets acquired. In subsequent reporting periods, we measure goodwill at cost less accumulated impairment losses, if any. We do not amortize goodwill. For purposes of impairment testing, we allocate goodwill to the CGU, or group of CGUs, that we expect will benefit from the related acquisition. See note 2(l), “Impairment of goodwill, intangible assets and property, plant and equipment.”
Intangible assets:
We record intangible assets on our consolidated balance sheet at fair value on the date of acquisition. We capitalize intangible assets when the economic benefits associated with the asset are probable and when the cost can be measured reliably. We estimate the useful life of intangible assets based on the nature of the asset, historical experience and the projected period of expected future economic benefits to be provided by the asset. In subsequent reporting periods, we measure intangible assets at cost less accumulated amortization and accumulated impairment losses, if any. We amortize these assets on a straight-line basis over their estimated useful lives as follows:

Intellectual property	3 to 5 years
Other intangible assets	4 to 15 years
Computer software assets	1 to 10 years

Intellectual property assets consist primarily of certain non-patented intellectual property and process technology. Other intangible assets consist primarily of acquired customer relationships and contract intangibles. Computer software assets consist primarily of software licenses. We review our estimates of residual values, useful lives and the methods of amortization annually at year end and, if required, adjust for these prospectively. We reflect changes in useful lives on a prospective basis.

(l)	Impairment of goodwill, intangible assets and property, plant and equipment:
We review the carrying amount of goodwill, intangible assets and property, plant and equipment for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of such assets (or the related CGU or CGUs) may not be recoverable. If any such indication exists, we test the carrying amount of such assets or CGUs for impairment. In addition to an assessment of triggering events during the year, we conduct an annual goodwill impairment assessment in the fourth quarter of the year to correspond with our annual planning cycle. Judgment is required in the determination of our CGUs and whether events or changes in circumstances during the year are indicators that a review for impairment should be conducted.
We recognize an impairment loss when the carrying amount of an asset, CGU or group of CGUs exceeds its recoverable amount. The recoverable amount of an asset, CGU or group of CGUs is measured as the greater of its expected value-in-use and its estimated fair value less costs of disposal. The process of determining the recoverable amount is subjective and requires management to exercise significant judgment in estimating future growth, profitability, discount and terminal growth rates, and in projecting future cash flows, among other factors. Determination of our value-in-use is based on a discounted cash flow analysis of the relevant asset, CGU or group of CGUs. The process of determining the estimated fair value less costs of disposal requires valuations and use of appraisals. Where applicable, we engage independent brokers to obtain market prices to estimate our real property and other asset values. We recognize impairment losses in our consolidated statement of operations. We first allocate impairment losses in respect of a CGU or group of CGUs to reduce the carrying amount of its goodwill, and then to reduce the carrying amount of other assets in such CGU or group of CGUs generally on a pro rata basis. See notes 8, 9 and 16(a).
We do not reverse impairment losses for goodwill in future periods. We reverse impairment losses for property, plant and equipment and intangible assets if the losses we recognized in prior periods no longer exist or have decreased as a result of changes in circumstances. At each reporting date, we review for indicators that could change the estimates we used to determine the recoverable amount of the relevant assets. The amount of the reversal will be limited to the carrying amount that would have been determined, net of depreciation or amortization, had we recognized no impairment loss in prior periods.
(m)    Provisions:
We recognize a provision for legal or constructive obligations arising from past events when the amount can be reliably estimated and it is probable that an outflow of resources will be required to settle an obligation. The nature and type of provisions vary and management judgment is required to determine the extent of an obligation and whether the outflow of resources is probable. At the end of each reporting period, we evaluate the appropriateness of the remaining balances. We may require adjustments to the recorded amounts to reflect actual experience or changes in estimates in future periods.
Restructuring:
We incur restructuring charges relating to workforce reductions, site consolidations, and costs associated with businesses we are downsizing or exiting. Our restructuring charges include employee severance and benefit costs, consultant costs, gains, losses or impairments related to owned sites and equipment we no longer use and which are available for sale, impairment of related intangible assets, and costs related to leased sites and equipment we no longer use.
The recognition of restructuring charges requires management to make certain judgments and estimates regarding the nature, timing and amounts associated with our restructuring actions. Our major assumptions include the timing of employees to be terminated, the measurement of termination costs, the timing and amount of lease obligations and any anticipated sublease recoveries from exited sites, and the timing of disposition and estimated fair values less costs of disposal for assets we no longer use and which are available for sale. We develop detailed plans and record termination costs in the period the employees are informed of their termination. For owned sites and equipment that are no longer in use and are available for sale, we recognize an impairment loss based on their estimated fair value less costs of disposal, with fair value estimated based on market prices for similar assets. We may engage third parties to assist in the determination of the fair values less costs of disposal for these assets. For leased sites that we intend to exit, we discount the lease obligation costs, which represent future contractual lease payments and cancellation fees, if any, less estimated sublease recoveries, if any. We recognize any change in provisions due to the passage of time as finance costs. To estimate future sublease recoveries, we engage independent brokers to determine the estimated tenant rents we can expect to realize. At the end of each reporting period, we evaluate the appropriateness of our restructuring charges and balances. Adjustments to the recorded amounts may be required to reflect actual experience or changes in estimates for future periods. See note 16(a).
Legal and other contingencies:
In the normal course of our operations, we may be subject to lawsuits, investigations and other claims, including environmental, labor, product, customer disputes and other matters. The filing of a suit or formal assertion of a claim does not automatically trigger a requirement to record a provision. We recognize a provision for loss contingencies, including legal claims, based on management’s estimate of the probable outcome. Judgment is required when there is a range of possible outcomes. Management considers the degree of probability of the outcome and the ability to make a reasonable estimate of the loss. We may also use third party advisors in making our determination. The ultimate outcome, including the amount and timing of any payments required, may vary significantly from our original estimates. Potential material legal and other material contingent obligations that have not been recognized as provisions, as the outcome is remote or not probable, or the amount cannot be reliably estimated, are disclosed as contingent liabilities. See note 24.
Warranty:
We offer product and service warranties to our customers. We record a provision for future warranty costs based on management’s estimate of probable claims under these warranties. In determining the amount of the provision, we consider several factors including the terms of the warranty (which vary by customer, product or service), the current volume of products sold or services rendered during the warranty period, and historical warranty information. We review and adjust these estimates as necessary to reflect our experience and new information. The amount and aging of our provision will vary depending on various factors including the length of the warranty offered, the remaining life of the warranty and the extent and timing of warranty claims. We classify the portion of our warranty provision for which payment is expected in the next 12 months as current, and the remainder as non-current.

(n)	Employee benefits:
Pension and non-pension post-employment benefits:
We classify pension and non-pension post-employment benefits as either defined contribution plans or defined benefit plans.
Under defined contribution plans, our obligation is to make a fixed contribution to a separate entity. The related investment risk is borne by the employee. We recognize our obligations to make contributions to defined contribution plans as an employee benefit expense in our consolidated statement of operations in the period the employee services are rendered.
Under defined benefit plans, our obligation is to provide an agreed-upon benefit to specified plan participants. We remain exposed to the actuarial and investment risks with respect to defined benefit plans. Our obligation is actuarially determined using the projected unit credit method, based on service and management’s estimates. Actuarial valuations require management to make certain judgments and estimates relating to salary escalation, compensation levels at the time of retirement, retirement ages, the discount rate used in measuring the net interest on the net defined benefit asset or liability, and expected healthcare costs (as applicable). These actuarial assumptions could change from period-to-period and actual results could differ materially from the estimates originally made by management. We evaluate our assumptions on a regular basis, taking into consideration current market conditions and historical data. Market driven changes may affect the actual rate of return on plan assets compared to our assumptions, as well as our discount rates and other variables which could cause actual results to differ materially from our estimates. Changes in assumptions could impact our defined benefit pension plan valuations and our future defined benefit pension expense and required funding.
Our obligation for each defined benefit plan consists of the present value of the defined benefit obligation less the fair value of plan assets, and is presented on a net basis on our consolidated balance sheet. When the actuarial calculation results in a benefit, the asset we recognize is restricted to the present value of economic benefits available in the form of future refunds from the plan or reductions in future contributions to the plan. To calculate the present value of economic benefits, we also consider any minimum funding requirements that apply to the plan. An economic benefit is available if it is realizable during the life of the plan, or on settlement of the plan liabilities.
We recognize past service costs or credits arising from plan amendments, whether vested or unvested, immediately in our consolidated statement of operations. We determine the net interest expense (income) on the net defined benefit liability (asset) for each year by applying the discount rate used to measure the defined benefit obligation at the beginning of the year to the net defined benefit liability (asset) position, taking into account any changes in the net defined benefit liability (asset) during the year as a result of contributions and benefit payments. Net interest expense and other expenses related to defined benefit plans are recognized in our consolidated statement of operations. The difference between the interest income on plan assets and the actual net return on plan assets is included in the re-measurement of the net defined benefit liability (asset). We recognize actuarial gains and losses on plan assets or obligations, as well as any year over year change in the impairment of the balance sheet position in OCI and we reclassify the amounts to deficit. Curtailment gains or losses may arise from significant changes to a plan. We record curtailment gains or losses in our consolidated statement of operations when the curtailment occurs.
To mitigate the actuarial and investment risks of our defined benefit pension plans, we from time to time purchase annuities (using existing plan assets) from third party insurance companies for certain, or all, plan participants. The purchase of annuities by the pension plan substantially hedges the financial risks associated with our pension obligations. Where the annuities are purchased on behalf of, and held by the pension plan, the relevant employer retains the ultimate responsibility for the payment of benefits to plan participants, and we retain the pension assets and liabilities on our consolidated balance sheet. Our annuity purchases have resulted (and future annuity purchases may result) in losses, due to a reduction in the value of the plan assets relative to plan obligations as of the date of the annuity purchase. We record these non-cash losses in OCI on our consolidated balance sheet and simultaneously reclassify such amounts to deficit in the same period. Alternatively, where we purchase annuities from insurance companies on behalf of applicable plan participants with the intention of winding-up the relevant plan in the future (with the expectation of transferring the annuities to the individual plan members), the insurance company assumes responsibility for the payment of benefits to the relevant plan participants once the wind-up is complete. In this case, settlement accounting is applied to the purchase of the annuities and the loss (if any) is recorded in other charges in our consolidated statement of operations. In addition, both the pension assets and liabilities will be removed from our consolidated balance sheet once the wind-up of the plan is complete.

Stock-based compensation:
We generally grant performance share units (PSUs) and restricted share units (RSUs), and from time to time grant stock options, to employees under our stock-based compensation plans. Stock options and RSUs vest in installments over the vesting period. Stock options generally vest 25% per year over a four-year period, and RSUs generally vest one-third per year over a three-year period. We treat each installment under a grant of stock options and RSUs as a separate grant in determining the compensation expense. PSUs vest at the end of their respective terms, generally three years from the grant date, to the extent that specified performance conditions have been met.
Stock options:
Stock options are exercisable for subordinate voting shares. We recognize the grant date fair value of stock options granted to employees as compensation expense in our consolidated statement of operations, with a corresponding charge to contributed surplus on our consolidated balance sheet, over the vesting period. We adjust compensation expense to reflect the estimated number of options we expect to vest at the end of the vesting period. When options are exercised, we credit the proceeds to capital stock on our consolidated balance sheet. We measure the fair value of stock options using the Black-Scholes option pricing model. Measurement inputs include the price of our subordinate voting shares on the grant date, the exercise price of the stock option, and our estimates of the following: expected price volatility of our subordinate voting shares (based on weighted average historic volatility), weighted average expected life of the stock option (based on historical experience and general option holder behavior), and the risk-free interest rate.
RSUs:
The cost we recorded for RSUs was based on the market value of our subordinate voting shares at the time of grant. We amortize the cost of RSUs to compensation expense in our consolidated statement of operations, with a corresponding charge to contributed surplus on our consolidated balance sheet, over the vesting period. We generally settle these awards with subordinate voting shares purchased in the open market by a broker, or by issuing subordinate voting shares from treasury.
PSUs granted in 2016 and 2017:
The cost we recorded for 40% of PSUs granted in each of 2016 and 2017 was based on the market value of our subordinate voting shares at the time of grant. The cost we recorded for these PSUs, which vest based on a non-market performance condition related to the achievement of pre-determined financial targets over a specified period, was based on our estimate of the outcome of such performance condition. We adjust the cost of these PSUs as new facts and circumstances arise; the timing of these adjustments is subject to judgment. We generally record adjustments to the cost of these PSUs in the final year of the three-year term based on management's estimate of the expected level of achievement of such performance condition. We amortize the cost of these PSUs to compensation expense in our consolidated statement of operations, with a corresponding charge to contributed surplus on our consolidated balance sheet, over the vesting period. We generally settle these awards with subordinate voting shares purchased in the open market by a broker, or by issuing subordinate voting shares from treasury.
We determined the cost we recorded for 60% of PSUs granted in each of 2016 and 2017 using a Monte Carlo simulation model. The number of awards expected to vest is factored into the grant date Monte Carlo valuation for the award. The number of these PSUs that will vest depends on the level of achievement of total shareholder return (TSR), which is a market performance condition, relative to the TSR of a pre-defined group of companies over a three-year period. We do not adjust the grant date fair value regardless of the eventual number of awards that vest based on the level of achievement of the market performance condition. We recognize compensation expense in our consolidated statement of operations on a straight-line basis over the requisite service period and we reduce this expense for the estimated PSU awards that are not expected to vest because the employment conditions are not expected to be satisfied. We generally settle these awards with subordinate voting shares purchased in the open market by a broker, or by issuing subordinate voting shares from treasury.
PSUs granted in 2018:
The cost we recorded for the PSUs granted in 2018 was based on our estimate of the outcome of the performance conditions. The number of PSUs granted in 2018 that will actually vest will vary from 0 to 200% of the target amount granted based on the level of achievement of a pre-determined non-market performance measurement in the final year of the three-year performance period, subject to modification by a separate pre-determined non-market financial target and our relative TSR performance over the 3 -year vesting period. We estimated the grant date fair value of the TSR modifier for these awards using a Monte Carlo simulation model. The grant date fair value for the non-TSR-based performance measurement and modifier was based on the market value of our subordinate voting shares at the time of grant and may be adjusted in subsequent periods to reflect a change in the estimated level of achievement related to the applicable performance condition. We recognize compensation expense in our consolidated statement of operations on a straight-line basis over the requisite service period and we reduce this expense for the estimated PSU awards that are not expected to vest because the employment conditions are not expected to be satisfied. We generally settle these awards with subordinate voting shares purchased in the open market by a broker, or by issuing subordinate voting shares from treasury.
DSUs:
The compensation of our Board of Directors is comprised of annual Board retainer fees, annual Audit and Compensation Committee Chair retainer fees (for the Chairs of those committees) and travel fees (collectively, Annual Fees) payable in quarterly installments in arrears. In 2018, directors were required to elect to have either 75% or 100% of their Annual Fees paid in deferred share units (DSUs). The number of DSUs we grant is determined by dividing the elected percentage of the dollar value of the Annual Fees earned in the quarter by the closing price of our subordinate voting shares on the NYSE on the last business day of such quarter. Each DSU represents the right to receive one subordinate voting share or an equivalent value in cash after the individual ceases to serve as a director. DSUs granted prior to January 1, 2007 may be settled with subordinate voting shares issued from treasury or purchased in the open market, or with cash (at the discretion of the Company). DSUs granted after January 1, 2007 may only be settled with subordinate voting shares purchased in the open market, or with cash (at the discretion of the Company). We expense the cost of DSUs through SG&A in our consolidated statement of operations in the period the services are rendered.
(o)    Deferred financing costs:
Deferred financing costs consist of costs relating to the establishment or amendment of our credit facility. We defer financing costs related to our revolving facility as other assets on our consolidated balance sheet which we amortize to our consolidated statement of operations on a straight-line basis over the term of the revolving facility. We record financing costs relating to the issuance of our term loans as a reduction to the cost of the related debt (see note 12) which we amortize to our consolidated statement of operations using the effective interest rate method over the term of the related debt or when the debt is retired, if earlier.

(p)	Income taxes:
Our income tax expense for a reporting period is comprised of current and deferred income taxes. Current income taxes and deferred income taxes are recognized in our consolidated statement of operations, except to the extent that they relate to items recognized in OCI or directly in equity, in which case the taxes are also recognized in OCI or directly in equity, respectively.
In the ordinary course of business, there are many transactions for which the ultimate tax outcome is uncertain until we resolve it with the relevant tax authority, which may take many years. The final tax outcome of these matters may be different from the estimates management originally made in determining our tax provision. Management periodically evaluates the positions taken in our tax returns with respect to situations in which applicable tax rules are subject to interpretation. We establish provisions related to tax uncertainties where appropriate, based on our estimate of the amount that ultimately will be paid to or received from the tax authorities. We recognize accrued interest and penalties relating to tax uncertainties in current income tax expense. The various judgments and estimates by management in establishing provisions related to tax uncertainties significantly affect the amounts we recognize in our consolidated financial statements.
We use the liability method of accounting for deferred income taxes. Under this method, we recognize deferred income tax assets and liabilities for future income tax consequences attributable to temporary differences between the financial statement carrying amounts of assets and liabilities and their respective income tax bases, and on unused tax losses and tax credit carryforwards. We measure deferred income taxes using tax rates and laws that have been enacted or substantively enacted at the reporting date and that we expect will apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. We recognize deferred income tax assets to the extent we believe it is probable, based on management’s estimates, that future taxable profit will be available against which the deductible temporary differences as well as unused tax losses and tax credit carryforwards can be utilized. Estimates of future taxable profit in different tax jurisdictions are an area of estimation uncertainty. We review our deferred income tax assets at each reporting date and reduce them to the extent it is no longer probable that we will realize the related tax benefits. We recognize the effect of a change in income tax rates in the period of enactment or substantive enactment.
We do not recognize deferred income taxes if they arise from the initial recognition of goodwill, or for temporary differences arising from the initial recognition of an asset or a liability in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss. We also do not recognize deferred income taxes on temporary differences relating to investments in subsidiaries to the extent we are able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future.
During each period, we record current income tax expense or recovery based on taxable income earned or loss incurred in each tax jurisdiction where we operate, and for any adjustments to taxes payable in respect of previous years, using tax laws that are enacted or substantively enacted at the balance sheet date.

(q)	Financial assets and financial liabilities:
We recognize financial assets and financial liabilities initially at fair value and subsequently measure these at either fair value or amortized cost based on their classification as described below.
See note 2(s), “Impairment of financial assets.”
Fair value through profit or loss (FVTPL):
Financial assets and any financial liabilities that we purchase or incur, respectively, with the intention of generating earnings in the near term, and derivatives other than cash flow hedges, are classified as FVTPL. This category includes short-term investments in money market funds (if applicable) that we group with cash equivalents, and derivative assets and derivative liabilities that do not qualify for hedge accounting. For investments that we classify as FVTPL, we initially recognize such financial assets on our consolidated balance sheet at fair value and recognize subsequent changes in our consolidated statement of operations. We expense transaction costs as incurred in our consolidated statement of operations. We do not currently hold any liabilities designated as FVTPL.
Amortized cost:
Financial assets that we hold with the intention of collecting the contractual cash flows (in the form of payment of principal and related interest) are measured at amortized cost, and includes our trade receivables, term deposits and non-customer receivables. We initially recognize the carrying amount of such assets on our consolidated balance sheet at fair value plus directly attributable transaction costs, and subsequently measure these at amortized cost using the effective interest rate method, less any impairment losses.
Other financial liabilities:
This category is for our financial liabilities that are not classified as FVTPL, and includes our accounts payable, the majority of our accrued liabilities and certain other provisions, as well as borrowings under our credit facility, including our term loans. We record these financial liabilities at amortized cost on our consolidated balance sheet.

(r)	Derivatives and hedge accounting:
We enter into forward exchange and swap contracts to hedge the cash flow risk associated with firm purchase commitments and forecasted transactions in foreign currencies that are considered highly probable and to hedge foreign-currency denominated balances. We use estimates to forecast future cash flows and the future financial position of net monetary assets or liabilities denominated in foreign currencies. We enter into interest rate swap agreements to mitigate a portion of the interest rate risk on our term loan borrowings. We apply hedge accounting to those hedge transactions that are considered effective. Management assesses the effectiveness of hedges by comparing actual outcomes against our estimates on a regular basis. Subsequent revisions in estimates of future cash flow forecasts, if significant, may result in the discontinuation of hedge accounting for that hedge. We do not enter into derivative contracts for speculative purposes.

At the inception of a hedging relationship, we formally document the relationship between our hedging instrument and the hedged item, as well as our risk management objectives and strategy for undertaking the various hedge transactions. Our process includes linking all derivatives to specific assets and liabilities on our consolidated balance sheet or to specific firm commitments or forecasted transactions. We also formally assess, both at the hedge’s inception and at the end of each quarter, whether the derivatives used in hedged transactions are highly effective in offsetting changes in the cash flows of the hedged items. We record the gain or loss from these forward contracts in the same line item where the underlying exposures are recognized in our consolidated statement of operations. For our non-designated hedges against our balance sheet exposures denominated in foreign currencies, we record the gain or loss from these forward contracts in SG&A in our consolidated statement of operations.
Forward contracts that are not designated as hedges are marked to market each period, resulting in a gain or loss in our consolidated statement of operations. We measure all derivative contracts at fair value on our consolidated balance sheet. The majority of our derivative assets and liabilities arise from the foreign currency forward contracts and interest rate swaps that we designate as cash flow hedges. In a cash flow hedge, we defer the changes in the fair value of the hedging derivative, to the extent effective, in OCI until we recognize the asset, liability or forecasted transactions being hedged in our consolidated statement of operations. Any cash flow hedge ineffectiveness is recognized in our consolidated statement of operations immediately. For hedges that we discontinue before the end of the original hedge term, we amortize the unrealized hedge gain or loss in OCI in our consolidated statement of operations over the remaining term of the hedge. If the hedged item ceases to exist before the end of the original hedge term, we recognize the unrealized hedge gain or loss in OCI immediately in our consolidated statement of operations. For our current currency forward and swap cash flow hedges, the majority of the underlying expenses we hedge are included in cost of sales. For our interest rate swaps, the underlying interest expenses that we hedge are included in finance costs in our consolidated statement of operations.
We value our derivative assets and liabilities based on inputs that are either readily available in public markets or derived from information available in public markets. The inputs we use include discount rates, forward exchange rates, interest rate yield curves and volatility, and credit risk adjustments. Changes in these inputs can cause significant volatility in the fair value of our financial instruments in the short-term.

(s)	Impairment of financial assets:
We review financial assets at each reporting date. Financial assets are deemed to be impaired when objective evidence resulting from one or more events subsequent to the initial recognition of the asset indicates the estimated future cash flows of the asset have decreased. We use a forward-looking ECL model in determining our allowance for doubtful accounts as it relates to trade receivables, contract assets (under IFRS 15), and other financial assets. Our allowance is based on historical experience, and includes consideration of the aging of the balances, the customer's creditworthiness, current economic conditions, expectation of bankruptcies, and political and economic volatility in the markets/location of our customers, among other factors. We measure an impairment loss as the excess of the carrying amount over the present value of the estimated future cash flows discounted using the financial asset’s original discount rate, and we recognize this loss in our consolidated statement of operations. A financial asset is written off or written down to its net realizable value as soon as it is known to be impaired. We will adjust previous write-downs to reflect changes in estimates or actual experience.

(t)	Revenue and deferred investment costs:
We derive the majority of our revenue from the sale of electronic products and services that we manufacture and provide to customer specifications. We recognize revenue from the sale of products and services rendered when our performance obligations have been satisfied or when the associated control over the products has passed to the customer and no material uncertainties remain as to the collection of our receivables. Under IFRS 15, which we adopted on January 1, 2018, where products are custom-made to meet a customer's specific requirements, and such customer is obligated to compensate us for the work performed to date, we will recognize revenue over time as production progresses to completion, or as services are rendered. We generally estimate revenue for our work in progress based on costs incurred to date plus a reasonable profit margin for eligible products for which we do not have alternative uses. For other contracts that do not qualify for revenue recognition over time, we recognize revenue at the point in time where control is passed to the customer, which is generally upon shipment when no further performance obligation remains except for our standard manufacturing or service warranties. We apply significant estimates, judgment and assumptions in determining the timing of revenue recognition, measuring work in progress, and estimating the amount and timing of expected returns, revenues and related costs. As our invoices are typically issued at the time of the delivery of final products to the customers, the earlier recognition of revenue on certain custom-made products has significantly increased the amount of unbilled contract assets included in accounts receivable on our consolidated balance sheet. See “Recently adopted accounting standards” above and note 2(y) below for the impact of adopting IFRS 15 effective January 1, 2018.
We record certain investment costs, comprised of contract acquisition or fulfillment costs, to the extent recoverability of these costs are probable, in other current and non-current assets on our consolidated balance sheet. We subsequently amortize these investment costs over the projected period of expected future economic benefits, or as recoveries are realized, from the new contracts. We monitor these deferred costs for potential impairment on a regular basis.
(u)    Government grants:
We receive government grants from time to time related to equipment purchases or other expenditures. We recognize these grants when there is reasonable assurance that we will retain the benefits. If we receive a grant but cannot reasonably assure that we will comply with the conditions of the grant, we will defer the grant and record a liability on our consolidated balance sheet until the conditions are fulfilled. For grants that relate to the purchase of equipment, we reduce the cost of the asset in the period the cost is incurred or when the conditions are fulfilled, and we calculate amortization on the net amount. For grants that relate to operating expenditures, we reduce the expense in the period the cost is incurred or when the conditions are fulfilled.

(v)	Research and development:
We incur costs relating to research and development activities. We expense these costs as incurred in our consolidated statement of operations unless development costs meet the required criteria under IFRS for capitalization.

(w)	Earnings per share (EPS):
We calculate basic EPS by dividing net earnings by the weighted average number of shares (subordinate and multiple voting shares collectively) outstanding during the period. We calculate diluted EPS using the treasury stock method, which reflects the potential dilution from stock-based awards that are issued from treasury.
(x)    Recently issued accounting pronouncements:
IFRS 16, Leases:
In January 2016, the IASB issued this standard, which brings most leases on-balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. IFRS 16 supersedes IAS 17, Leases, and related interpretations, and is effective for periods beginning on or after January 1, 2019. We adopted this standard effective January 1, 2019 applying the modified retrospective approach, whereby the cumulative effect of adopting IFRS 16 will be recognized as an adjustment to the opening retained deficit balance as of January 1, 2019, without restatement of prior period comparative information. We have implemented changes to our business processes, systems and controls to enable the preparation of our consolidated financial statements in accordance with IFRS 16. We will recognize new right-of-use assets and lease liabilities related to the majority of our operating leases on our consolidated balance sheet as of January 1, 2019 upon initial application of IFRS 16. The amortization of these assets will be recognized as a depreciation charge, and the interest expense on the lease liabilities will be recognized as finance costs in our consolidated statement of operations. Previously, we recognized operating lease expenses on a straight-line basis over the lease term generally in cost of sales or SG&A in our consolidated statement of operations. No significant changes are expected for our existing finance leases nor for any leases in which we are a lessor. Although we are completing our analysis of the impact of adopting IFRS 16, we anticipate that the initial application of the new standard will have a material impact on our consolidated financial statements, and we currently estimate that we will recognize right-of-use assets and lease liabilities on our consolidated financial statements of approximately $113 as of January 1, 2019. The opening retained deficit adjustment is not expected to be material.

(y)    Transition to IFRS 15, Revenue from Contracts with Customers:
We adopted the new revenue recognition standard effective January 1, 2018, by applying the retrospective method, and have restated the comparative reporting periods presented herein. In computing the transitional adjustments, we applied the practical expedients in accordance with IFRS 15 to exclude certain contracts that we started and completed in the same annual reporting period, or were completed prior to January 1, 2016, the beginning of the earliest period presented herein. We recognized the transitional adjustments through equity as of January 1, 2016.
Transitional impacts:
For a significant portion of our business, the timing of our revenue recognition has changed under the new standard from a point-in-time to over time, resulting in earlier recognition of revenue than under the previous recognition rules (which was generally upon delivery of final products to our end customer). The most significant financial impacts of adopting IFRS 15 on the comparative periods in our consolidated financial statements are summarized as follows:

		Year ended		Year ended
	January 1, 2016	December 31, 2016	December 31, 2016	December 31, 2017	December 31, 2017
	Increase (decrease)
Contract assets (included in accounts receivable)	$196.9	—	$226.9	—	$258.9
Inventories	(178.2)	—	(206.2)	—	(237.8)
Deferred taxes	(1.7)	—	(1.7)	—	(1.9)
Accrued and other current liabilities	—	—	—	—	(0.3)
Deficit	(17.0)	—	(19.0)	—	(19.5)

Revenue	—	$30.1	—	$32.2	—
Cost of sales	—	28.1	—	31.5	—
Income tax expense	—	—	—	0.2	—
Net earnings	—	2.0	—	0.5	—

Diluted earnings per share	—	$0.01	—	$0.01	—

Contract assets and liabilities:

Our contract assets consist of unbilled amounts recognized as revenue under IFRS 15 and deferred investment costs incurred to obtain or fulfill a contract. Contract assets are recorded in accounts receivable on our consolidated balance sheet. Deferred investment costs are recorded in other current and non-current assets on our consolidated balance sheet. Our contract liabilities consist of advance payments from customers and deferred revenue, which are recorded in accrued and other current liabilities on our consolidated balance sheet.